MANOR INVESTMENT FUNDS, INC.

15 Chester Commons

Malvern, PA 19355

May 5, 2009

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Manor Investment Funds, Inc.

File Nos.

033-99520

811-09134

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective April 30, 2009 do not differ from those filed in the Post-Effective Amendment No. 18, which was filed electronically April 30, 2009.

Sincerely,

/S/Daniel A. Morris

Daniel A. Morris

President